BMO FUNDS

Supplement dated February 16, 2012 to Prospectus dated December 29, 2011

Effective February 17, 2012, the following replaces certain information in the Prospectus:

Changes in Portfolio Managers

The information in the Prospectus under “Fund Summary — BMO Large-Cap Value Fund — Management of the Fund — Portfolio Manager” is replaced with the following:

Portfolio Managers. Daniel L. Sido, Jason Hans and Ernesto Ramos, Ph.D. co-manage the Fund. Mr. Sido is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Sido joined the Adviser in 2011 as a Senior Vice President and a Portfolio Manager and has co-managed the Fund since February 2012. Mr. Hans joined the Adviser in 2012 as a Vice President and a Portfolio Manager and has co-managed the Fund since February 2012. Dr. Ramos joined the Adviser in 2011 as a Senior Vice President and a Portfolio Manager and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Large-Cap Growth Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Jason Hans, Daniel L. Sido and Ernesto Ramos, Ph.D. co-manage the Fund. Mr. Hans is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Hans joined the Adviser in 2012 as a Vice President and a Portfolio Manager and has co-managed the Fund since February 2012. Mr. Sido joined the Adviser in 2011 as a Senior Vice President and a Portfolio Manager and has co-managed the Fund since February 2012. Dr. Ramos joined the Adviser in 2011 as a Senior Vice President and a Portfolio Manager and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Short-Term Income Fund — Management of the Fund — Portfolio Manager” is replaced with the following:

Portfolio Managers. Peter J. Arts, Vincent S. Russo and Boyd R. Eager co-manage the Fund. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts joined the Adviser in 2011 as a Senior Vice President and a Portfolio Manager and has co-managed the Fund since February 2012. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2002 and has managed or co-managed the Fund since April 2010. Mr. Eager joined the Adviser in 2012 as a Vice President and a Portfolio Manager and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Short-Intermediate Bond Fund — Management of the Fund — Portfolio Manager” is replaced with the following:

Portfolio Managers. Jason D. Weiner, Vincent S. Russo and Andrew Reed co-manage the Fund. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1993 and has managed or co-managed the Fund since October 2001. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2002 and has co-managed the Fund since February 2012. Mr. Reed, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2001 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Government Income Fund — Management of the Fund — Portfolio Manager” is replaced with the following:

Portfolio Managers. Jason D. Weiner, David Komberec, Daniel Byrne and Daniela Mardarovici co-manage the Fund. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1993 and has managed or co-managed the Fund since October 2001. Mr. Komberec, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since February 2012. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2010 and has co-managed the Fund since February 2012. Ms. Mardarovici, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2012 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO TCH Corporate Income Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Tere Alvarez Canida, Alan M. Habacht, William J. Canida and Scott M. Kimball co-manage the Fund. Ms. Alvarez Canida, President and Managing Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Mr. Habacht, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1987. Mr. Canida, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Mr. Kimball, a Portfolio Manager of TCH, has co-managed the Fund since February 2012 and has been with TCH since 2007.

The information in the Prospectus under “Fund Summary — BMO Aggregate Bond Fund — Management of the Fund — Portfolio Manager” is replaced with the following:

Portfolio Managers. Jason D. Weiner, Vincent S. Russo and Daniel Byrne co-manage the Fund. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1993 and has managed or co-managed the Fund since its inception in 2007. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2002 and has co-managed the Fund since February 2012. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2010 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO TCH Core Plus Bond Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Tere Alvarez Canida, Alan M. Habacht, William J. Canida and Scott M. Kimball co-manage the Fund. Ms. Alvarez Canida, President and Managing Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Mr. Habacht, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1987. Mr. Canida, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Mr. Kimball, a Portfolio Manager of TCH, has co-managed the Fund since February 2012 and has been with TCH since 2007.

The information in the Prospectus under “Fund Summary — BMO Government Money Market Fund — Management of the Fund — Portfolio Manager” is replaced with the following:

Portfolio Managers. Peter J. Arts, Boyd R. Eager and Genevieve C. Lynkiewicz co-manage the Fund. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts joined the Adviser in 2011 as a Senior Vice President and has co-managed the Fund since February 2012. Mr. Eager joined the Adviser in 2012 as a Vice President and a Portfolio Manager and has co-managed the Fund since February 2012. Ms. Lynkiewicz, a Portfolio Manager of the Adviser, joined the Adviser in 2006 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Prime Money Market Fund — Management of the Fund — Portfolio Manager” is replaced with the following:

Portfolio Managers. Peter J. Arts, Boyd R. Eager and Genevieve C. Lynkiewicz co-manage the Fund. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the

Fund. Mr. Arts joined the Adviser in 2011 as a Senior Vice President and has co-managed the Fund since February 2012. Mr. Eager joined the Adviser in 2012 as a Vice President and a Portfolio Manager and has co-managed the Fund since February 2012. Ms. Lynkiewicz, a Portfolio Manager of the Adviser, joined the Adviser in 2006 and has co-managed the Fund since February 2012.

The information regarding the BMO Large-Cap Value Fund, BMO Large-Cap Growth Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Government Income Fund, BMO TCH Corporate Income Fund, BMO Aggregate Bond Fund, BMO TCH Core Plus Bond Fund, BMO Government Money Market Fund and BMO Prime Money Market Fund in the Prospectus under “BMO Funds Information — Portfolio Managers” is replaced with the following:

Daniel L. Sido, Jason Hans and Ernesto Ramos, Ph.D. co-manage the LARGE-CAP VALUE FUND and the LARGE-CAP GROWTH FUND. Mr. Sido is the lead portfolio manager of the LARGE-CAP VALUE FUND and Mr. Hans is the lead portfolio manager of the LARGE-CAP GROWTH FUND, but all members of the team share investment decision making responsibilities with respect to each Fund. Mr. Sido joined the Adviser in 2011 as a Senior Vice President and a Portfolio Manager and has co-managed each Fund since February 2012. Mr. Sido is also a Managing Director and Chief Investment Strategist of Harris Investment Management, Inc. (“HIM”), a registered investment adviser and affiliate of the Adviser, and has been with HIM since 1994. Mr. Sido is a Chartered Financial Analyst. Mr. Hans joined the Adviser in 2012 as a Vice President and a Portfolio Manager and has co-managed each Fund since February 2012. Mr. Hans is also a Director and a Portfolio Manager of HIM and has been with HIM since 2008. Prior to 2008, Mr. Hans was a Managing Director and Head of Research for Quantitative Services Group, an independent quantitative research and model construction firm. He is a Chartered Financial Analyst. Dr. Ramos joined the Adviser in 2011 as a Senior Vice President and a Portfolio Manager and has co-managed each Fund since February 2012. Dr. Ramos is also a Managing Director and Head of Equities of HIM, and has been with HIM since 2004.

Peter J. Arts, Vincent S. Russo and Boyd R. Eager co-manage the SHORT-TERM INCOME FUND. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts joined the Adviser in 2011 as a Senior Vice President and a Portfolio Manager and has co-managed the Fund since February 2012. He is also a Managing Director and Head of Fixed Income of HIM, and has been with HIM since 1994. Mr. Arts has also co-managed the GOVERNMENT MONEY MARKET FUND and the PRIME MONEY MARKET FUND since February 2012. Mr. Russo, a Vice President and a

Portfolio Manager of the Adviser, joined the Adviser in 2002 and has managed or co-managed the Fund since April 2010. Mr. Russo has also co-managed the AGGREGATE BOND FUND since February 2012. Mr. Eager joined the Adviser in 2012 as a Vice President and a Portfolio Manager and has co-managed the Fund since February 2012. Mr. Eager is also a Director and a Senior Portfolio Manager of HIM, and joined HIM in 1996. Mr. Eager has also co-managed the GOVERNMENT MONEY MARKET FUND and the PRIME MONEY MARKET FUND since February 2012.

Jason D. Weiner, Vincent S. Russo and Andrew Reed co-manage the SHORT-INTERMEDIATE BOND FUND. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1993 and has managed or co-managed the Fund since October 2001. Mr. Weiner is a Chartered Financial Analyst. Mr. Weiner has also managed or co-managed the GOVERNMENT INCOME FUND since April 2001 and the AGGREGATE BOND FUND since its inception in 2007. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2002 and has co-managed the Fund since February 2012. Mr. Russo is a Chartered Financial Analyst. Mr. Russo has also managed or co-managed the SHORT-TERM INCOME FUND since April 2010 and the AGGREGATE BOND FUND since February 2012. Mr. Reed, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2001 and has co-managed the Fund since February 2012.

Jason D. Weiner, David Komberec, Daniel Byrne and Daniela Mardarovici co-manage the GOVERNMENT INCOME FUND. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1993 and has managed or co-managed the Fund since April 2001. Mr. Weiner has also managed or co-managed the SHORT-INTERMEDIATE BOND FUND since October 2001 and the AGGREGATE BOND FUND since its inception in 2007. Mr. Komberec, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since February 2012. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2010 and has co-managed the Fund since February 2012. Mr. Byrne has also co-managed the AGGREGATE BOND FUND since February 2012. He is a Chartered Financial Analyst. From 2004 to 2010,

Mr. Byrne was a Vice President at Marshall & Ilsley Corporation, the former parent company of the Adviser, where he was responsible for managing the corporation’s investments. Ms. Mardarovici, a Vice President and Portfolio Manager of the Adviser, joined the Adviser in 2012 and has co-managed the Fund since February 2012. She is a Chartered Financial Analyst. She is also a Director and a Portfolio Manager of HIM and has been with HIM since 2005.

TCH has managed the TCH CORPORATE INCOME FUND and the TCH CORE PLUS BOND FUND since each Fund’s inception in December 2008. Tere Alvarez Canida, Alan M. Habacht, William J. Canida and Scott M. Kimball co-manage the TCH CORPORATE INCOME FUND and TCH CORE PLUS BOND FUND on a team basis. All members of the team share investment decision making responsibilities with respect to the Funds. Ms. Alvarez Canida is President and Managing Principal of TCH and joined TCH in 1985. She is a Chartered Financial Analyst. Mr. Habacht is a Vice President and a Principal of TCH and joined TCH in 1987. Mr. Canida is a Vice President and a Principal of TCH and joined TCH in 1985. Mr. Canida is a Chartered Financial Analyst. Mr. Kimball is a Portfolio Manager of TCH and joined TCH in 2007. Mr. Kimball is a Chartered Financial Analyst.

Jason D. Weiner, Vincent S. Russo and Daniel Byrne co-manage the AGGREGATE BOND FUND. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Vice President and a Portfolio Manager, joined the Adviser in 1993 and has managed or co-managed the Fund since its inception in 2007. Mr. Weiner has also managed or co-managed the SHORT-INTERMEDIATE BOND FUND since October 2001 and the GOVERNMENT INCOME FUND since April 2001. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2002 and has co-managed the Fund since February 2012. Mr. Russo has also managed or co-managed the SHORT-TERM INCOME FUND since April 2010 and the SHORT-INTERMEDIATE BOND FUND since February 2012. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2010 and has co-managed the Fund since February 2012. From 2004 to 2010, Mr. Byrne was a Vice President at Marshall & Ilsley Corporation, the former parent company of the Adviser, where he was responsible for managing the corporation’s investments. Mr. Byrne has also co-managed the GOVERNMENT INCOME FUND since February 2012. He is a Chartered Financial Analyst.

Peter J. Arts, Boyd R. Eager and Genevieve C. Lynkiewicz co-manage the GOVERNMENT MONEY MARKET FUND and the PRIME MONEY MARKET FUND. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts joined the Adviser in 2011 as a Senior Vice President and has co-managed each Fund since February 2012. He is also a Managing Director and Head of Fixed Income of HIM, and has been with HIM since 1994. Mr. Arts has also co-managed the SHORT-TERM INCOME FUND since February 2012. Mr. Eager joined the Adviser in 2012 as a Senior Portfolio Manager and has co-managed each Fund since February 2012. He is also a Director and Senior Portfolio Manager of HIM, and has been with HIM since 1996. Mr. Eager has also co-managed the SHORT-TERM INCOME FUND since February 2012. Ms. Lynkiewicz, a Portfolio Manager of the Adviser, joined the Adviser in 2006 and has co-managed each Fund since February 2012. She is a Chartered Financial Analyst.

Elimination of Redemption Fee for BMO Ultra Short Tax-Free Fund

Effective immediately, with respect to the BMO Ultra Short Tax-Free Fund, the 2.00% redemption fee relating to redemptions or exchanges of shares of the Fund held less than 30 days after the purchase of such shares is eliminated. Accordingly, the Prospectus is revised as described below:

The table under “Fund Summary — BMO Ultra Short Tax-Free Fund — Fees and Expenses of the Fund” is replaced with the following:

	Class Y	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	None	None
Other Expenses(1)	0.45%	0.20%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.66%	0.41%
Fee Waiver and Expense Reimbursement(3)	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.56%	0.31%

(1)	The expense information in the fee table has been restated to reflect that effective September 1, 2011, the Fund entered into a new transfer agency agreement.

(2)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class Y and 0.30% for Class I through July 6, 2013. The Adviser may not terminate this arrangement prior to July 6, 2013 unless the investment advisory agreement is terminated.

The sub-section entitled “How to Buy Shares — Redemption Fee” is replaced with the following:

Redemption Fee. Your redemption or exchange proceeds may be reduced by a redemption fee of 2.00% (other than with respect to the ULTRA SHORT TAX-FREE FUND and the MONEY MARKET FUNDS) if you redeem or exchange shares of a Fund less than 30 days after the purchase of such shares. The redemption fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund’s shares. See “How to Redeem and Exchange Shares—Will I Be Charged a Fee for Redemptions?”, “Additional Conditions for Redemption—Exchange Privilege” and “Additional Conditions for Redemptions—Frequent Traders” below.

The sub-section entitled “How to Redeem and Exchange Shares — Will I Be Charged a Fee for Redemptions” is replaced with the following:

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than BMO Funds U.S. Services or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2.00% short-term redemption fee on shares (other than the shares of the ULTRA SHORT TAX-FREE FUND and the MONEY MARKET FUNDS) that have been held for less than 30 days when redeemed (other than shares acquired through reinvestments of capital gain or net income distributions), determined on a first-in, first-out basis. See “Additional Conditions for Redemptions—Frequent Traders” below.

The first paragraph under the sub-section entitled “Additional Conditions for Redemption — Exchange Privilege” is replaced with the following:

Exchange Privilege. You may exchange shares of a Fund for shares of the same class of any of the other BMO Funds free of charge, provided you meet the investment minimum of the Fund and you reside in a jurisdiction where Fund shares may be lawfully offered for sale. An exchange, if less than 30 days after purchase, may be subject to a 2.00% short-term redemption fee (other than in the case of the ULTRA SHORT TAX-FREE FUND and the MONEY MARKET FUNDS). See “Will I Be Charged a Fee for Redemptions?” An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction for federal income tax purposes.

The third paragraph under the sub-section entitled “Additional Conditions for Redemption — Frequent Traders” is replaced with the following:

Each Fund monitors and enforces the Market Timing Policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges;

•	selective monitoring of trade activity; and

•

the imposition of a 2.00% short-term redemption fee, if applicable, for redemptions or exchanges of shares of a Fund within 30 days after purchase of such shares, determined on a first-in, first-out basis.

Historical Performance of Similar Accounts — IMC Dividend Income Composite

The second footnote to the table in the Prospectus under “Historical Performance of Similar Accounts — IMC Dividend Income Composite” is replaced with the following:

(2)	The Dividend Income Composite commenced operations on December 1, 2002. The Dividend Income Composite includes all of the Adviser’s discretionary accounts (including sub-advisory relationships) with substantially similar investment policies and strategies that have a minimum market value of approximately $100,000 and that have been managed by the Adviser for at least one full month.

Thank you for your investment in the BMO Funds. If you have any questions, please contact BMO Investor Services at 1-800-236-FUND (3863).

This supplement should be retained with your Prospectus for future reference.

BMO FUNDS

Supplement dated February 16, 2012 to:

Statement of Additional Information (“SAI”) dated December 29, 2011

1.	Effective February 17, 2012, the following replaces similar information in the table in the SAI under “Portfolio Managers — Other Accounts Managed by Portfolio Managers of the Funds”:

Other Accounts Managed by the Portfolio Managers

As of August 31, 2011

	Other Registered Investment Companies Managed by Portfolio Manager*		Other Pooled Investment Vehicle Managed by Portfolio Manager*				Other Accounts Managed by Portfolio Manager*
Fund/Portfolio Manager	Number	Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
Large-Cap Value
Daniel L. Sido(1)	3	259 million	5	1.53 billion	—	—	103	2.79 billion	—	—
Jason Hans(1)	—	—	1	37 million	—	—	1	239,275	—	—
Ernesto Ramos(1)	—	—	2	102 million	—	—	1	60 million	—	—
Large-Cap Growth					—	—			—	—
Jason Hans(1)	—	—	1	37 million	—	—	1	239,275	—	—
Daniel L. Sido(1)	3	259 million	5	1.53 billion	—	—	103	2.79 billion	—	—
Ernesto Ramos(1)	—	—	2	102 million	—	—	1	60 million	—	—
Short-Term Income
Peter J. Arts(1)	3	2.75 billion	1	45 million	—	—	7	276 million	—	—
Vincent S. Russo	—	—	—	—	—	—	39	689 million	—	—
Boyd R. Eager(1)	—	—	—	—	—	—	13	666 million	—	—
Short-Intermediate Bond
Jason D. Weiner	—	—	—	—	—	—	46	898 million	—	—
Vincent S. Russo	—	—	—	—	—	—	39	689 million	—	—
Andrew Reed(1)	—	—	—	—	—	—	84	205 million	—	—
Government Income
Jason D. Weiner	—	—	—	—	—	—	46	898 million	—	—
David Komberec(1)	—	—	1	1.85 billion	—	—	—	—	—	—
Daniel Byrne(1)	—	—	—	—	—	—	—	—	—	—
Daniela Mardarovici (1)	—	—	—	—	—	—	13	313 million	—	—
TCH Corporate Income
Tere Alvarez Canida (TCH)	1	72 million	—	—	—	—	64	6.8 billion	—	—
Alan M. Habacht (TCH)	1	72 million	—	—	—	—	64	6.8 billion	—	—

	Other Registered Investment Companies Managed by Portfolio Manager*		Other Pooled Investment Vehicle Managed by Portfolio Manager*				Other Accounts Managed by Portfolio Manager*
Fund/Portfolio Manager	Number	Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
William J. Canida (TCH)	1	72 million	—	—	—	—	64	6.8 billion	—	—
Scott M. Kimball (TCH)(1)	—	—	—	—	—	—	64	6.8 billion	—	—
Aggregate Bond
Jason D. Weiner	—	—	—	—	—	—	46	898 million	—	—
Vincent S. Russo	—	—	—	—	—	—	39	689 million	—	—
Daniel Byrne(1)	—	—	—	—	—	—	—	—	—	—
TCH Core Plus Bond
Tere Alvarez Canida (TCH)	1	72 million	—	—	—	—	64	6.8 billion	—	—
Alan M. Habacht (TCH)	1	72 million	—	—	—	—	64	6.8 billion	—	—
William J. Canida (TCH)	1	72 million	—	—	—	—	64	6.8 billion	—	—
Scott M. Kimball (TCH) (1)	—	—	—	—	—	—	64	6.8 billion	—	—

*	Includes account(s) managed jointly with other portfolio manager(s)
(1)	As of December 31, 2011.

2.	Effective February 17, 2012, the following replaces similar information in the table in the SAI under “Portfolio Managers – Ownership of Fund Shares by Portfolio Managers”:

As of August 31, 2011, the portfolio managers beneficially owned shares of the Funds they manage having a value within the range shown below.

Fund/Portfolio Manager	Dollar Range of Shares Owned
Large-Cap Value
Daniel L. Sido*	None
Jason Hans*	None
Ernesto Ramos*	None
Large-Cap Growth
Jason Hans*	None
Daniel L. Sido*	None
Ernesto Ramos*	None
Short-Term Income
Peter J. Arts*	None
Vincent S. Russo	None
Boyd R. Eager*	None
Short-Intermediate Bond
Jason D. Weiner	$100,001 – $500,000
Vincent S. Russo*	None
Andrew Reed*	None

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Fund/Portfolio Manager	Dollar Range of Shares Owned
Government Income
Jason D. Weiner	None
David Komberec*	None
Daniel Byrne*	None
Daniela Mardarovici*	None
Corporate Income
Tere Alvarez Canida (TCH)	None
Alan M. Habacht (TCH)	None
William J. Canida (TCH)	None
Scott M. Kimball (TCH)*	None
Aggregate Bond
Jason D. Weiner	None
Vincent S. Russo*	None
Daniel Byrne*	None
Core Plus Bond
Tere Alvarez Canida (TCH)	None
Alan M. Habacht (TCH)	None
William J. Canida (TCH)	None
Scott M. Kimball (TCH)*	None
* As of February 17, 2012.

3.	Effective February 17, 2012, the following replaces the fourth paragraph of the sub-section of the SAI entitled “Information About the Adviser and Sub-Advisers — Sub-Advisers to Pyrford International Stock, Lloyd George Emerging Markets Equity, Pyrford Global Strategic Return, TCH Corporate Income, TCH Core Plus Bond and Monegy High Yield Bond”:

TCH is a Delaware limited liability company and an investment adviser registered with the SEC. TCH provides investment management services to investment companies, pension and profit sharing plans, state or municipal government entities, corporations, charitable organizations and individuals. TCH is a majority-owned subsidiary of the Adviser. For its services to TCH Corporate Income and TCH Core Plus Bond, the Adviser pays TCH a fee at the rate of forty percent (40%) of the gross advisory fee received by the Adviser.

This supplement should be retained with your SAI for future reference.

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